Cover	Nov. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 29, 2021
Entity File Number	1-13906
Entity Registrant Name	BALLANTYNE STRONG, INC.
Entity Central Index Key	0000946454
Entity Tax Identification Number	47-0587703
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4201 Congress Street
Entity Address, Address Line Two	Suite 175
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28209
City Area Code	(704)
Local Phone Number	994-8279
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $.01 par value
Trading Symbol	BTN
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable